Information by Major Geographic Area (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net sales:
Net sales	¥ 3,800,271	¥ 3,727,252	¥ 3,731,380
Japan
Net sales:
Net sales	847,669	836,801	797,501
Americas
Net sales:
Net sales	1,138,830	1,033,797	1,056,096
Europe
Net sales:
Net sales	1,077,033	1,088,293	1,124,603
Asia and Oceania
Net sales:
Net sales	736,739	768,361	753,180
Reportable Geographical Components
Net sales:
Net sales	3,800,271	3,727,252	3,731,380
Long-lived assets:
Long-lived assets	1,460,860	1,446,817	1,423,805
Reportable Geographical Components | Japan
Net sales:
Net sales	714,280	724,317	715,863
Long-lived assets:
Long-lived assets	937,716	950,719	984,231
Reportable Geographical Components | Americas
Net sales:
Net sales	1,144,422	1,036,500	1,059,501
Long-lived assets:
Long-lived assets	150,105	157,748	131,660
Reportable Geographical Components | Europe
Net sales:
Net sales	1,074,366	1,090,484	1,124,929
Long-lived assets:
Long-lived assets	183,451	127,700	111,609
Reportable Geographical Components | Asia and Oceania
Net sales:
Net sales	867,203	875,951	831,087
Long-lived assets:
Long-lived assets	¥ 189,588	¥ 210,650	¥ 196,305